Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 16 – RELATED PARTY TRANSACTIONS:

1)
On November 19, 2009, the Company entered into a management services agreement (the "Management Agreement"), with certain investors.  Under the Management Agreement, the investors provide management services and advise and provide assistance to the Company management concerning the Company's affairs and business.  The investors are required to devote an aggregate amount of 700 hours per each 12-month period during the term of the Management Agreement, allocated among the investor group members.

In consideration for the performance of the management services, the Company will pay to the investors an aggregate annual management services fee in the amount of $240,000, plus value added tax pursuant to applicable law, which is allocated among the investor group members at their discretion. The management services fee is payable quarterly in arrears. The Company also reimburses the investors for reasonable out-of-pocket expenses incurred by them in connection with the management services.

The Management Agreement has an initial term of five years and will be automatically renewed for additional successive one-year terms, unless terminated for any reason by any party during any renewal period, upon thirty days' advance written notice to the other party prior to expiration of the relevant renewal term.

2)
Concurrently with the execution of the private placement agreements with the investors on September 3, 2009, the Company entered into a separation agreement with the Company's former CEO for the termination of his services.  The termination date was December 31, 2009.  Pursuant to the separation agreement, on the termination date, the Company paid $333,000, representing five months of management fees and a termination bonus, and released the moneys accumulated in the various employee funds maintained by us for the former CEO, which relate to the period he was the Company's employee.  Pursuant to the separation agreement, the Company also paid the annual bonus for the year 2009 and committed to pay the monthly fee during the six-month post-termination period. Our former CEO agreed to extend the non-competition and non-solicitation period under the management agreement from one year to four years in exchange for a payment of $400,000.

Pursuant to the separation agreement, upon the closing of the private placement, the former CEO's stock options became fully exercisable until their respective expiration dates. For four years following termination, the Company's former CEO is required to grant the Company's chairman of the board a voting proxy with respect to his ordinary shares, to the extent that they constitute more than 2.0% of the outstanding ordinary shares.